Financial instruments and risk management - Fair Value Estimation, Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Total equity	£ 49,995	£ 52,934	£ 75,710	£ 67,401
Hedging reserve
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Total equity	(84)	(194)	£ (327)	£ (363)
Cash flow hedges
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Cash flow hedge reserve	(268)	(362)
Cash flow hedges | Currency Risk
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Cash flow hedge reserve	£ 54	£ 77
Long-term Borrowings | Net investment hedges (non-derivative related)
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Nominal amount of hedging instrument	363	380
Changes in fair value used for calculating hedge ineffectiveness	£ 17	£ 9